Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222697
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	5.57%
Without Sales Load [Member] | C000222696
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	5.74%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	6.22%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	6.22%